Property and Equipment	9 Months Ended
Sep. 30, 2023
Property and Equipment [abstract]
PROPERTY AND EQUIPMENT

NOTE 7. PROPERTY AND EQUIPMENT

	Laboratory equipment	Office equipment	Construction in progress	Total
Cost
Balances at December 31, 2022	$579,171	$176,347	$-	$755,518
Additions	933,246	160,708	49,390	1,143,344
Disposals	(16,810)	-	-	(16,810)
Effects of currency translation	(30,055)	(22,240)	(1,174)	(53,470)
Balances at September 30, 2023 (unaudited)	$1,465,551	$314,815	$48,216	$1,828,582

Accumulated depreciation
Balances at December 31, 2022	$77,833	$15,993	$-	$93,826
Depreciation	92,068	43,404	-	135,472
Disposals	(2,335)	-	-	(2,335)
Effects of currency translation	(3,255)	(1,459)	-	(4,714)
Balances at September 30, 2023 (unaudited)	$164,311	$57,938	$-	$222,249
Net book value at December 31, 2022	$501,338	$160,354	$-	$661,692
Net book value at September 30, 2023 (unaudited)	$1,301,240	$256,877	$48,216	$1,606,333

For the nine months ended September 30, 2023 and 2022, the Company recorded deprecation of $135,472 and $32,767, respectively.

During the first nine months of 2023 we have begun the expansion of our clinical laboratory in our headquarters facility. Expenditures related to that lab expansion are included in Construction in progress.